Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Interest expense	₩ (7,644,985)	₩ (3,954,905)	₩ (4,891,296)
Profit before income taxes	6,349,251	5,583,664	4,753,871
Income tax expense	1,617,088	1,471,036	1,255,795
Profit for the year	4,732,163	4,112,628	3,498,076
Parent Company only
Income
Dividends from banking subsidiaries	902,420	772,420	892,420
Dividends from non-banking subsidiaries	568,474	807,803	495,110
Interest income from banking subsidiaries	236	173	194
Interest income from non-banking subsidiaries	87,215	75,013	68,914
Other income	251,999	235,746	268,784
Total income	1,810,344	1,891,155	1,725,422
Expenses
Interest expense	(222,413)	(210,535)	(231,205)
Other expense	(367,015)	(259,188)	(216,708)
Total expenses	(589,428)	(469,723)	(447,913)
Profit before income taxes	1,220,916	1,421,432	1,277,509
Income tax expense	(28,335)	7,476	3,066
Profit for the year	₩ 1,249,251	₩ 1,413,956	₩ 1,274,443